NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2021
Disclosure of noncurrent assets held-for-sale [abstract]
NON-CURRENT ASSETS HELD FOR SALE

NOTE 13 – NON-CURRENT ASSETS HELD FOR SALE

The movement of the non-current assets held for sale during the years ended December 31, 2021, 2020 and 2019 is as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
Balance at the beginning of the year	Ps.	240,412	Ps.	206,193	Ps.	186,714
Additions		199,748		75,208		193,735
Business Combination (1)		—		77,480		—
Assets sold, net (2)		(84,530)		(314,815)		(147,760)
Increase / decrease by changes in fair value (3)		(3,874)		(1,347)		2,296
Reclassifications (4)		(135,629)		205,366		(29,989)
Effect of movements in exchange rates		(7,701)		(7,673)		1,197
Balance at year end	Ps.	208,426	Ps.	240,412	Ps.	206,193
(1)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(2)	From the Leaseback operation of Banco de Occidente with the Nexus investment fund includes withdrawals for December 2021 by Ps. (32,365) and for December 2020 by Ps. (119,376).
(3)	Includes at December 31, 2019 Ps. 8,055 of recovery of impairment losses.
(4)	Includes for December 31, 2021 reclassifications to: i) Investment properties by Ps. (22,847), ii) to other assets by Ps. (111,442); iii) from Properties, plant and equipment for own use Ps. 1,074; iv) to concession agreements by Ps. (2,516) and v) from Right-of-use assets by Ps. 102; for December 31, 2020 i) Investment properties by Ps. (4,323) ii) from other assets by Ps. 32,325 and iii) from Properties, plant and equipment for own use Ps. 177,364; and for December 31,2019 i) Investment properties by Ps. (21,722), ii) other assets by Ps. (14,980) and iii) from Properties, plant and equipment for own use Ps. 6,713.

The following is the detail of the non-current assets held for sale:

	December 31, 2021		December 31, 2020
Foreclosed assets
Movable property	Ps.	3,767	Ps.	3,544
Residential real estate		55,850		46,367
Other real estate		95,146		105,308
Other		—		67
	Ps.	154,763	Ps.	155,286
Assets received from leasing agreements
Machinery and equipment		140		6,406
Vehicles		2,678		1,809
Real estate		20,161		14,856
	Ps.	22,979	Ps.	23,071
Other non-current assets held for sale
Land		5,816		18,458
Vehicles		360		—
Real estate		24,049		39,998
Other		459		3,599
		30,684		62,055
Total non-current assets held for sale	Ps.	208,426	Ps.	240,412

Following is the detail of the associated liabilities to assets held for sale:

	December 31, 2021		December 31, 2020
Commercial accounts payable	Ps.	52,090	Ps.	37,863
Total	Ps.	52,090	Ps.	37,863

Non-current assets held for sale are primarily assets received through foreclosure of assets pledged as loan collateral. Accordingly, Grupo Aval has the intention to sell them immediately, our subsidiaries have departments, processes and special sales programs for this purpose. Foreclosed assets are either sold for cash or financing for their sale is provided to potential buyers under normal market conditions. These are expected to be sold within a period of 12 months subsequent to their classification as assets held for sale. There are option contracts in place for some of these assets. Note 4.1.8 on credit risk contains information on assets received through foreclosure and sold during the period.